John Hancock GA Senior Loan Trust
Portfolio of investments 3-31-22 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

Senior loans (A)(B) 93.8%				$221,935,584
(Cost $220,699,076)
Consumer staples 1.2%				2,954,774
Fresh Holdco, Inc., Term Loan (3 month LIBOR + 5.500%)	6.500	01-23-26	2,954,774	2,954,774
Energy 1.7%				3,976,130
Andretti Buyer LLC, Term Loan (3 month LIBOR + 4.750%)	5.756	06-30-26	4,040,942	3,976,130
Financials 20.5%				48,572,958
Cerity Partners LLC, Delayed Draw Term Loan (3 month LIBOR + 6.750%)	7.756	12-31-25	1,534,034	1,576,874
Cerity Partners LLC, Term Loan (3 month LIBOR + 6.750%)	7.756	12-31-25	5,220,000	5,276,594
GC Waves Holdings, Inc., 2021 Replacing Term Loan (3 month LIBOR + 5.250%)	6.256	08-13-26	4,070,813	4,070,813
Insignia Finance Merger Sub LLC, Revolver (Prime rate + 4.000%)	7.500	12-23-27	111,538	60,938
Insignia Finance Merger Sub LLC, Term Loan (1 month LIBOR + 5.000%)	6.000	12-23-27	5,562,981	5,394,732
MC Group Ventures Corp., 2021 Delayed Draw Term Loan (3 month LIBOR + 5.500%)	6.506	06-30-27	1,365,460	1,330,301
MC Group Ventures Corp., 2021 Revolver (1 month LIBOR + 5.500%)	6.500	06-30-27	181,250	174,199
MC Group Ventures Corp., 2021 Term Loan (3 month LIBOR + 5.500%)	6.506	06-30-27	4,111,786	4,055,805
Oakbridge Insurance Agency LLC, Revolver (1 month LIBOR + 5.500%)	6.750	12-31-26	199,462	199,462
Oakbridge Insurance Agency LLC, Term Loan A (1 and 3 month LIBOR + 5.500%)	6.750	12-31-26	6,838,182	6,838,182
Omni Intermediate Holdings LLC, 2021 Delayed Draw Term Loan 2 (1 month LIBOR + 5.000%)	6.000	12-30-26	272,300	262,591
Omni Intermediate Holdings LLC, 2021 Term Loan (1 and 3 month LIBOR + 5.000%)	6.001	12-30-26	6,028,392	5,932,053
Simplicity Financial Marketing Holdings, Inc., Delayed Draw Term Loan (3 month LIBOR + 5.500%)	6.506	12-02-26	2,056,685	2,077,252
Simplicity Financial Marketing Holdings, Inc., Term Loan (3 month LIBOR + 5.500%)	6.506	12-02-26	4,656,097	4,707,267
World Insurance Associates LLC, 2021 Delayed Draw Term Loan Tranche 4 (3 month LIBOR + 5.750%)	6.756	04-01-26	4,845,056	4,776,713
World Insurance Associates LLC, 2021 Revolver (1 month LIBOR + 5.750%)	6.750	04-01-26	40,578	35,043
World Insurance Associates LLC, 2021 Term Loan (3 month LIBOR + 5.750%)	6.756	04-01-26	1,822,789	1,804,139
Health care 14.7%				34,663,473
Avante Health Solutions, Revolver (Prime rate + 3.750%)	7.250	07-15-27	229,430	229,356
Avante Health Solutions, Term Loan (3 month LIBOR + 4.500%)	5.500	07-15-27	5,260,093	5,244,404
BrightView LLC, Term Loan (3 month LIBOR + 5.750%)	6.756	04-12-24	5,345,265	5,272,900
Health Management Associates, Inc., 2021 Delayed Draw Term Loan (3 month LIBOR + 5.000%)	6.006	09-24-26	331,964	321,161
Health Management Associates, Inc., 2021 Term Loan (3 month LIBOR + 5.000%)	6.000	09-24-26	5,968,003	5,875,989
MB2 Dental Solutions LLC, 2021 Delayed Draw Term Loan (Prime rate + 5.000% and 3 month LIBOR + 6.000%)	7.159	01-29-27	1,903,457	1,884,803
See notes to Portfolio of investments

John Hancock GA Senior Loan Trust
Portfolio of investments 3-31-22 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
MB2 Dental Solutions LLC, 2021 Term Loan (3 month LIBOR + 6.000%)	7.000	01-29-27	5,279,196	$5,227,460
Premier Imaging LLC, 2021 4th Amendment Delayed Draw Term Loan (1 month LIBOR + 6.000%)	7.000	01-02-25	1,095,424	1,022,837
Premier Imaging LLC, 2021 4th Amendment Term Loan (1 month LIBOR + 6.000%)	7.000	01-02-25	5,145,175	5,067,997
Therapeutic Research Center LLC, Term Loan (3 month LIBOR + 4.500%)	5.500	03-21-26	4,638,121	4,516,566
Industrials 31.5%				74,522,850
Apex Service Partners LLC, 2019 Term Loan (3 month LIBOR + 5.250%)	6.250	07-31-25	4,924,405	4,924,405
Apex Service Partners LLC, 2020 1st Lien Delayed Draw Term Loan (Prime rate + 4.500% and 3 month LIBOR + 5.500%)	6.760	07-31-25	455,536	450,525
Apex Service Partners LLC, 2020 Term Loan (3 month LIBOR + 5.500%)	6.505	07-31-25	1,721,070	1,702,139
BHI Investments LLC, 1st Lien Term Loan (3 month LIBOR + 4.250%)	5.252	08-28-24	7,170,490	7,170,490
BlueHalo Financing Holdings LLC, Revolver (1 month LIBOR + 5.000%)	7.000	10-31-25	770,398	758,173
BlueHalo Financing Holdings LLC, Term Loan A (3 month LIBOR + 6.000%)	7.005	10-31-25	5,812,816	5,785,900
CLS Management Services, Inc., Term Loan (3 month LIBOR + 4.500%)	5.500	05-31-27	3,809,449	3,668,046
GSM Acquisition Corp., Delayed Draw Term Loan (3 month LIBOR + 5.000%)	6.000	11-16-26	907,576	907,576
GSM Acquisition Corp., Revolver (3 month LIBOR + 5.000%)	6.000	11-16-26	110,127	110,127
GSM Acquisition Corp., Term Loan (3 month LIBOR + 5.000%)	6.000	11-16-26	7,841,641	7,841,641
ISS Compressors Industries, Inc., 2020 Revolver (Prime rate + 4.500% and 3 month LIBOR + 4.500%)	7.560	02-05-26	213,478	211,453
ISS Compressors Industries, Inc., 2020 Term Loan (3 month LIBOR + 5.500%)	6.506	02-05-26	2,694,851	2,673,119
Luv Car Wash Group LLC, 2021 Delayed Draw Term Loan A (3 month LIBOR + 5.500%)	6.500	12-09-26	1,942,001	1,922,581
Luv Car Wash Group LLC, 2021 Delayed Draw Term Loan B (3 month LIBOR + 5.500%)	6.500	12-09-26	1,571,513	1,555,798
Luv Car Wash Group LLC, 2022 Delayed Draw Term Loan C (3 month LIBOR + 5.500%)	6.500	12-09-26	1,148,649	1,083,783
Management Consulting & Research LLC, Term Loan (3 month LIBOR + 6.000%)	7.006	08-16-27	6,324,651	6,150,162
Octo Consulting Group LLC, Term Loan (1 month LIBOR + 5.000%)	5.750	04-30-25	7,129,171	7,129,171
Orion Group HoldCo LLC, Delayed Draw Term Loan (3 month LIBOR + 5.000% and 5.500% and 3 month CME Term SOFR + 5.500%)	6.609	03-19-27	3,344,398	3,331,641
Orion Group HoldCo LLC, Revolver (3 month CME Term SOFR + 5.500%)	6.762	03-19-27	68,808	52,771
Orion Group HoldCo LLC, Term Loan (3 month LIBOR + 5.000%)	6.762	03-19-27	3,214,167	3,201,906
Paint Intermediate III LLC, 1st Lien Term Loan (3 month LIBOR + 4.250%)	5.250	06-14-24	2,949,904	2,949,904
The S2 HR Group LLC, Revolver (3 month LIBOR + 4.250%)	5.256	05-30-25	594,404	594,404
The S2 HR Group LLC, Term Loan (3 month LIBOR + 4.250%)	5.256	05-30-25	4,083,069	4,083,069
See notes to Portfolio of investments

John Hancock GA Senior Loan Trust
Portfolio of investments 3-31-22 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
WilliamsMarston LLC, Term Loan (1 month LIBOR + 5.250%)	6.250	07-01-25	6,522,617	$6,264,066
Information technology 10.7%				25,397,010
Drilling Info, Inc., 2018 Term Loan (1 month LIBOR + 4.250%)	4.707	07-30-25	4,923,532	4,923,532
MRI Software LLC, 2020 Term Loan B (3 month LIBOR + 5.500%)	6.506	02-10-26	4,612,569	4,612,569
Nxgen Buyer, Inc., Term Loan (1 month LIBOR + 4.500% and 4.750%)	5.578	10-31-25	7,168,808	7,168,808
Trimech Acquisition Corp., Revolver (Prime rate + 4.000%)	7.500	01-06-26	157,895	138,157
Trimech Acquisition Corp., Term Loan (3 month LIBOR + 5.000%)	5.703	01-06-26	8,684,211	8,553,944
Materials 13.5%				31,848,389
Comar Holding Company LLC, 2018 Term Loan (3 month LIBOR + 5.750%)	6.750	06-18-24	1,732,191	1,732,191
Comar Holding Company LLC, 2nd Amendment Delayed Draw Term Loan (3 month LIBOR + 6.250%)	7.250	06-18-24	736,103	736,103
Comar Holding Company LLC, Delayed Draw Term Loan (3 month LIBOR + 5.750%)	6.750	06-18-24	612,474	612,474
Comar Holding Company LLC, First Amendment Term Loan (1 month LIBOR + 5.750%)	6.750	06-18-24	1,578,958	1,578,958
DCG Acquisition Corp., Second Lien Term Loan (1 month LIBOR + 8.500%)	8.731	09-30-27	5,000,000	5,000,000
Liqui-Box Holdings, Inc., Term Loan B (3 month LIBOR + 4.500%)	5.500	02-26-27	2,954,887	2,954,887
Polymer Solutions Group LLC, 2019 Term Loan (3 and 6 month LIBOR + 4.750%)	6.248	11-26-26	1,888,889	1,888,889
Roofing Buyer LLC, Delayed Draw Term Loan (3 month LIBOR + 6.000%)	7.500	12-08-26	1,785,771	1,603,907
Tilley Chemical Company, Inc., Delayed Draw Term Loan (1 month LIBOR + 6.000%)	7.000	12-31-26	1,487,179	1,470,441
Tilley Chemical Company, Inc., Revolver (Prime rate + 5.000%)	8.250	12-31-26	332,550	316,412
Tilley Chemical Company, Inc., Term Loan A (3 month LIBOR + 6.000%)	7.000	12-31-26	6,842,619	6,765,602
Walnut Parent, Inc., Term Loan (3 month LIBOR + 5.500%)	6.500	11-09-27	7,117,351	7,188,525

	Yield (%)	Shares	Value

Short-term investments 5.2%			$12,311,447
(Cost $12,311,447)
Short-term funds 5.2%			12,311,447
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.3058(C)	12,311,447	12,311,447

Total investments (Cost $233,010,523) 99.0%	$234,247,031
Other assets and liabilities, net 1.0%	2,310,896
Total net assets 100.0%	$236,557,927

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.

See notes to Portfolio of investments

John Hancock GA Senior Loan Trust
Portfolio of investments 3-31-22 (unaudited)

Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Securities are valued using significant unobservable inputs and are classified as Level 3 in the fair value hierarchy.
(B)	Senior loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(C)	The rate shown is the annualized seven-day yield as of 3-31-22.
See notes to Portfolio of investments

John Hancock GA Senior Loan Trust
Notes to Portfolio of investments 3-31-22 (unaudited)

Security valuation. Investments are valued at the end of each month at a minimum. The fund invests primarily in senior loans. The Board of Trustees oversees the process of the fund’s valuation of its portfolio securities, assisted by the fund’s Pricing Committee (composed of officers of the Trust), which calculates fair value determinations pursuant to procedures adopted by the Board of Trustees. Assets that are not publicly traded or whose market prices are not readily available are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. In connection with that determination, portfolio valuations are prepared in accordance with the fund’s valuation policy using valuation obtained from independent valuation firms and/or proprietary models.
Valuation techniques include discounted cash flow models, comparison with similar instruments for which observable market prices exist and other valuation models. Assumptions and inputs used in valuation techniques include risk-free and benchmark interest rates, credit spreads and other inputs used in estimating discount rates. For senior loans, the fund uses valuations from independent valuation firms, which are based on models developed from recognized accounting principles generally accepted in the United States of America valuation approaches under ASC 820. Some or all of the significant inputs into these models may be unobservable and are derived either from observable market prices or rates or are estimated based on unobservable assumptions. Valuation models that employ significant unobservable inputs require a higher degree of management judgment and estimation in the determination of fair value. Judgment and estimation are usually required for the selection of the appropriate valuation model to be used, determination of expected future cash flows on the financial instrument being valued, determination of the probability of counterparty default and prepayments and selection of appropriate discount rates.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
Senior loan investments are measured at fair value based on the present value of the expected cash flows of the loans. There are no quoted prices in active markets. Assumptions and inputs used in the valuation of senior loan investments include prepayment estimates, determination of the discount rate based on the risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments that the independent valuation firm believes that a third-party market participant would take into account in pricing a transaction. Senior loan investment valuations rely primarily on the use of significant unobservable inputs, including credit assumptions, which require significant judgment and, accordingly, are classified as Level 3.
Other debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Other debt obligations are generally classified as Level 2.
Investments in open-end mutual funds are valued at their respective net asset values each business day and are generally classified as Level 1.

John Hancock GA Senior Loan Trust
Notes to Portfolio of investments 3-31-22 (unaudited)

The following is a summary of the values by input classification of the fund’s investments as of March 31, 2022 by major security category or type:
	Total value at 3-31-22	Level 1 quoted price	Level 2 Significant observable inputs	Level 3 Significant unobservable inputs
Investments in securities:
Assets
Senior loans	$221,935,584	—	—	$221,935,584
Short-term investments	12,311,447	$12,311,447	—	—
Total investments in securities	$234,247,031	$12,311,447	—	$221,935,584
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 3 during the period.
Senior loans
Balance as of 12-31-21	$193,539,769
Purchases	36,868,738
Sales	(7,751,133)
Realized gain (loss)	79,433
Net amortization of (premium) discount	178,276
Change in unrealized appreciation (depreciation)	(979,499)
Balance as of 3-31-22	$221,935,584
Change in unrealized appreciation (depreciation) at period end*	$(945,422)
*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 3-31-22	Valuation technique	Significant unobservable inputs	Input range	Input weighted average*
Senior loans	$221,935,584	Discounted cash flow	Discount rate	4.65% - 9.28%	7.44%
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of March 31, 2022 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount rate	Decrease	Increase
Due to the inherent uncertainty of determining the fair value of Level 3 investments, the fair value of the investments may differ significantly from the values that would have been used had a ready market for such securities existed and may differ materially from the values that may ultimately be received or settled. Further, such investments will generally be subject to legal and other restrictions, or otherwise will be less liquid than publicly traded instruments. If the fund is required to liquidate a portfolio investment in a forced or liquidation sale, the fund might realize significantly less than the value at which such investment will have been previously been recorded. The fund’s investments will be subject to market risk. Market risk is the potential for changes in the value due to market changes. Market risk is directly impacted by the volatility and liquidity in the markets in which the investments are traded.
As of March 31, 2022, the fund had the following unfunded commitments outstanding:

John Hancock GA Senior Loan Trust
Notes to Portfolio of investments 3-31-22 (unaudited)

Unfunded Term Loan	Principal on Delayed Draw Term Loan	Principal on Revolver	Unrealized Appreciation (Depreciation)
Andretti Buyer LLC	—	$897,364	($11,778)
Avante Health Solutions	$1,376,582	344,146	(15,060)
BlueHalo Financing Holdings LLC	—	632,827	(5,513)
BrightView LLC	1,576,087	315,217	(18,913)
Cerity Partners LLC	2,750,000	439,394	31,894
CLS Management Services, Inc.	2,132,353	1,279,412	(66,808)
Comar Holding Company LLC	—	276,184	—
GC Waves Holdings, Inc.	—	867,298	—
GSM Acquisition Corp.	—	715,823	—
Health Management Associates, Inc.	428,259	506,816	(13,289)
Insignia Finance Merger SUB LLC	—	1,561,538	(47,227)
ISS Compressors Industries, Inc.	—	37,673	(304)
LUV Car Wash Group LLC	5,337,838	—	(53,379)
Management Consulting & Research LLC	—	909,498	(21,937)
MC Group Ventures Corp.	1,216,964	336,607	(21,151)
MRI Software LLC	—	318,037	—
Oakbridge Insurance Agency LLC	2,370,690	548,519	—
Omni Intermediate Holdings LLC	374,413	544,601	(11,456)
Orion Group HoldCo LLC	—	602,488	(14,393)
Polymer Solutions Group LLC	—	463,768	—
Premier Imaging LLC	3,743,760	—	(56,156)
Roofing Buyer LLC	5,082,578	381,651	(137,068)
Simplicity Financial Marketing Holdings, Inc.	—	460,903	4,609
The S2 HR Group LLC	—	2,377,617	—
Therapeutic Research Center LLC	—	303,131	(7,457)
Tilley Chemical Company, Inc.	—	1,101,211	(12,395)
Trimech Acquisition Corp.	—	1,157,895	(17,369)
WilliamsMarston LLC	694,606	—	(24,884)
World Insurance Associates LLC	—	500,466	(5,120)
Total	$27,084,130	$17,880,084	$(525,154)
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.